UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04165

AMERICAN CENTURY TARGET MATURITIES TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	09-30

Date of reporting period:	12-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Zero Coupon 2015 Fund
December 31, 2014

Zero Coupon 2015 - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 81.1%
Federal Judiciary, 0.00%, 2/15/15	5,485,000	5,478,462
AID (Israel), 0.00%, 5/1/15	10,000,000	9,987,090
AID (Israel), 0.00%, 8/15/15	15,000,000	14,957,175
Federal Judiciary, 0.00%, 8/15/15	7,021,000	6,974,963
STRIPS - COUPON, 0.00%, 11/15/15	34,831,000	34,740,997
STRIPS - PRINCIPAL, 0.00%, 11/15/15	33,500,000	33,428,645
REFCORP STRIPS - COUPON, 0.00%, 1/15/16	4,159,000	4,138,895
Federal Judiciary, 0.00%, 2/15/16	10,000	9,858
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $107,887,343)		109,716,085
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 18.1%
FICO STRIPS - COUPON, 0.00%, 2/8/15	136,000	135,921
FICO STRIPS - COUPON, 0.00%, 2/8/15	7,681,000	7,676,537
FICO STRIPS - COUPON, 0.00%, 4/6/15	1,017,000	1,015,665
FICO STRIPS - COUPON, 0.00%, 4/6/15	3,038,000	3,034,011
FHLMC STRIPS - COUPON, 0.00%, 9/15/15	3,500,000	3,492,395
TVA STRIPS - COUPON, 0.00%, 11/1/15	4,000,000	3,979,540
FICO STRIPS - COUPON, 0.00%, 11/2/15	52,000	51,665
FICO STRIPS - COUPON, 0.00%, 11/11/15	2,000,000	1,993,624
FNMA STRIPS - COUPON, 0.00%, 11/15/15	3,000,000	2,984,106
FICO STRIPS - COUPON, 0.00%, 12/6/15	190,000	189,290
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $24,072,858)		24,552,754
TEMPORARY CASH INVESTMENTS — 1.0%
Federal Farm Credit Discount Notes, 0.01%, 1/2/15(2)	473,000	473,000
Federal Home Loan Bank Discount Notes, 0.00%, 1/2/15(2)	823,000	823,000
SSgA U.S. Government Money Market Fund, Class N	2,082	2,082
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,298,082)		1,298,082
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $133,258,283)		135,566,921
OTHER ASSETS AND LIABILITIES — (0.2)%		(273,834)
TOTAL NET ASSETS — 100.0%		$135,293,087

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	109,716,085	—
Zero-Coupon U.S. Government Agency Securities	—	24,552,754	—
Temporary Cash Investments	2,082	1,296,000	—
	2,082	135,564,839	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$133,283,878
Gross tax appreciation of investments	$2,283,043
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$2,283,043

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Zero Coupon 2020 Fund
December 31, 2014

Zero Coupon 2020 - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 85.3%
Federal Judiciary, 0.00%, 2/15/19	306,000	276,955
Federal Judiciary, 0.00%, 8/15/19	339,000	301,340
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/19	6,788,000	6,172,261
REFCORP STRIPS - COUPON, 0.00%, 1/15/20	5,000,000	4,536,235
AID (Israel), 0.00%, 5/1/20	15,000,000	13,400,790
AID (Israel), 0.00%, 5/15/20	396,000	353,280
REFCORP STRIPS - COUPON, 0.00%, 7/15/20	26,002,000	23,181,017
REFCORP STRIPS - PRINCIPAL, 0.00%, 7/15/20	26,144,000	23,221,232
Federal Judiciary, 0.00%, 8/15/20	115,000	98,433
REFCORP STRIPS - COUPON, 0.00%, 10/15/20	11,003,000	9,725,607
REFCORP STRIPS - PRINCIPAL, 0.00%, 10/15/20	5,000,000	4,420,195
STRIPS - COUPON, 0.00%, 11/15/20	68,500,000	61,139,881
REFCORP STRIPS - COUPON, 0.00%, 1/15/21	6,000,000	5,260,674
REFCORP STRIPS - PRINCIPAL, 0.00%, 1/15/21	13,535,000	11,891,377
Federal Judiciary, 0.00%, 2/15/21	110,000	92,387
AID (Israel), 0.00%, 5/15/21	5,000,000	4,309,280
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $140,684,819)		168,380,944
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 14.4%
TVA STRIPS - COUPON, 0.00%, 5/1/19	11,000	10,091
FICO STRIPS - PRINCIPAL, 0.00%, 9/26/19	2,700,000	2,463,064
TVA STRIPS - COUPON, 0.00%, 11/1/19	9,000	8,119
FHLMC STRIPS - COUPON, 0.00%, 1/15/20	6,250,000	5,690,025
FNMA STRIPS - COUPON, 0.00%, 7/15/20	10,000,000	8,987,350
Government Trust Certificate, 0.00%, 4/1/21	7,683,000	6,419,346
FHLMC STRIPS - COUPON, 0.00%, 9/15/21	5,727,000	4,881,185
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $23,739,232)		28,459,180
TEMPORARY CASH INVESTMENTS — 0.5%
Federal Farm Credit Discount Notes, 0.01%, 1/2/15(2)	335,000	335,000
Federal Home Loan Bank Discount Notes, 0.00%, 1/2/15(2)	583,000	583,000
SSgA U.S. Government Money Market Fund, Class N	1,276	1,276
TOTAL TEMPORARY CASH INVESTMENTS (Cost $919,276)		919,276
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $165,343,327)		197,759,400
OTHER ASSETS AND LIABILITIES — (0.2)%		(343,834)
TOTAL NET ASSETS — 100.0%		$197,415,566

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FICO	-	Financing Corporation
FNMA	-	Federal National Mortgage Association
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	168,380,944	—
Zero-Coupon U.S. Government Agency Securities	—	28,459,180	—
Temporary Cash Investments	1,276	918,000	—
	1,276	197,758,124	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$165,466,921
Gross tax appreciation of investments	$32,292,479
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$32,292,479

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Zero Coupon 2025 Fund
December 31, 2014

Zero Coupon 2025 - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(1) — 91.3%
REFCORP STRIPS - COUPON, 0.00%, 4/15/24	385,000	303,563
REFCORP STRIPS - COUPON, 0.00%, 1/15/25	22,922,000	17,495,079
REFCORP STRIPS - COUPON, 0.00%, 4/15/25	23,013,000	17,524,860
REFCORP STRIPS - COUPON, 0.00%, 7/15/25	4,292,000	3,241,207
STRIPS - COUPON, 0.00%, 11/15/25	119,500,000	91,746,842
REFCORP STRIPS - COUPON, 0.00%, 1/15/26	17,500,000	12,967,937
REFCORP STRIPS - COUPON, 0.00%, 4/15/26	25,000,000	18,351,900
REFCORP STRIPS - COUPON, 0.00%, 7/15/26	13,000,000	9,455,966
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $139,745,162)		171,087,354
ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES(1) — 8.6%
FNMA STRIPS - COUPON, MTN, 0.00%, 4/8/24	10,000	7,950
TVA STRIPS - COUPON, 0.00%, 5/1/24	1,000,000	772,340
FHLMC STRIPS - COUPON, 0.00%, 9/15/24	42,000	32,221
FNMA STRIPS - COUPON, 0.00%, 1/15/25	247,000	183,525
FHLMC STRIPS - COUPON, 0.00%, 3/15/25	2,000,000	1,501,380
FNMA STRIPS - COUPON, 0.00%, 8/7/25	1,838,000	1,334,759
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	1,645,000	1,231,567
FHLMC STRIPS - COUPON, 0.00%, 9/15/25	7,162,000	5,227,866
TVA STRIPS - COUPON, 0.00%, 11/1/25	1,162,000	821,198
TVA STRIPS - PRINCIPAL, 0.00%, 11/1/25	6,000,000	4,310,028
FNMA STRIPS - COUPON, 0.00%, 1/15/26	841,000	598,654
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES (Cost $12,717,264)		16,021,488
TEMPORARY CASH INVESTMENTS — 0.8%
Federal Farm Credit Discount Notes, 0.01%, 1/2/15(2)	532,000	532,000
Federal Home Loan Bank Discount Notes, 0.00%, 1/2/15(2)	927,000	927,000
SSgA U.S. Government Money Market Fund, Class N	117,813	117,813
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,576,813)		1,576,813
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $154,039,239)		188,685,655
OTHER ASSETS AND LIABILITIES — (0.7)%		(1,263,341)
TOTAL NET ASSETS — 100.0%		$187,422,314

NOTES TO SCHEDULE OF INVESTMENTS
Equivalent	-	Security whose principal payments are secured by the U.S. Treasury
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
MTN	-	Medium Term Note
REFCORP	-	Resolution Funding Corporation
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TVA	-	Tennessee Valley Authority

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated bid as provided by independent pricing services or at the most recent bid as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated bid as provided by an independent pricing service. Evaluated bid prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Zero-Coupon U.S. Treasury Securities and Equivalents	—	171,087,354	—
Zero-Coupon U.S. Government Agency Securities	—	16,021,488	—
Temporary Cash Investments	117,813	1,459,000	—
	117,813	188,567,842	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$154,856,985
Gross tax appreciation of investments	$33,983,364
Gross tax depreciation of investments	(154,694)
Net tax appreciation (depreciation) of investments	$33,828,670

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Target Maturities Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2015